UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

EXPLANATORY NOTE - The Form N-Q/A for the Aristotle Funds (the “Registrant”) is being filed solely to reflect changes to the N-Q Filing for the period ended March 31, 2016 for the Aristotle/Saul Global Opportunities Fund. The quarterly schedule of portfolio holdings for the other series of the Registrant are contained in the Form N-Q filed on May 27, 2016 (Accession Number 0001398344-16-013806) and are not amended or modified in any way by this Form N-Q/A. The Registrant is filing this Form N-Q/A to incorporate the schedule for Forward Foreign Currency Exchange Contracts in the quarterly portfolio holdings reported to shareholders in Item 1 of the Form N-Q. Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures or information contained therein in any way.

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.7%
	COMMUNICATIONS – 2.0%
51,000	KDDI Corp.	$1,362,175

	CONSUMER DISCRETIONARY – 4.0%
17,700	Cie Financiere Richemont S.A.	1,169,754
32,200	Lennar Corp. - Class A	1,557,192
		2,726,946
	CONSUMER STAPLES – 12.9%
10,900	Diageo PLC - ADR	1,175,783
47,400	Mondelez International, Inc. - Class A	1,901,688
484,000	Stock Spirits Group PLC	1,020,063
39,700	Toyo Suisan Kaisha Ltd.	1,425,101
29,800	Unilever N.V.	1,331,464
22,500	Walgreens Boots Alliance, Inc.	1,895,400
		8,749,499
	ENERGY – 8.1%
100,000	Cameco Corp.	1,284,000
37,200	Canadian Natural Resources Ltd.	1,004,400
84,900	Peyto Exploration & Development Corp.	1,888,483
18,300	Schlumberger Ltd.	1,349,625
		5,526,508
	FINANCIALS – 7.3%
99,600	Bank of America Corp.	1,346,592
39,300	Erste Group Bank A.G.*	1,104,586
39,000	PayPal Holdings, Inc.*	1,505,400
278,000	Uranium Participation Corp.*	976,039
		4,932,617
	HEALTH CARE – 10.5%
134,000	Astellas Pharma, Inc.	1,781,785
49,800	Baxter International, Inc.	2,045,784
214,000	Hypermarcas S.A.*	1,673,577
21,700	Medtronic PLC	1,627,500
		7,128,646
	INDUSTRIALS – 11.0%
22,300	Danaher Corp.	2,115,378
85,500	Experian PLC	1,528,759
88,000	Kubota Corp.	1,201,404
58,300	Kurita Water Industries Ltd.	1,329,745

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
31,700	Oshkosh Corp.	$1,295,579
		7,470,865
	MATERIALS – 15.9%
51,600	Agnico Eagle Mines Ltd.	1,865,856
1,050,000	Centamin PLC	1,333,046
880	Givaudan S.A.	1,725,957
10,900	Martin Marietta Materials, Inc.	1,738,659
130,800	Newcrest Mining Ltd.*	1,700,420
251,000	Sandfire Resources NL	1,098,582
159,000	Toray Industries, Inc.	1,355,127
		10,817,647
	TECHNOLOGY – 10.8%
22,000	Dassault Systemes	1,745,630
37,900	Microsoft Corp.	2,093,217
39,000	Oracle Corp.	1,595,490
1,970	Samsung Electronics Co., Ltd.	1,906,952
		7,341,289
	UTILITIES – 5.2%
54,000	ITC Holdings Corp.	2,352,780
23,000	National Fuel Gas Co.	1,151,150
		3,503,930
	TOTAL COMMON STOCKS (Cost $56,941,140)	59,560,122

Principal Amount

	CORPORATE BOND – 0.0%
$1,320,000	Arch Coal, Inc. 8.000%, 1/15/2019[1,2]	19,800

	TOTAL CORPORATE BONDS (Cost $907,024)	19,800

Number of Shares

	SHORT-TERM INVESTMENTS – 13.0%
8,834,988	Federated Prime Obligations Fund - Institutional Shares, 0.430%[3]	8,834,988

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,834,988)	8,834,988

	TOTAL INVESTMENTS – 100.7% (Cost $66,683,152)	68,414,910

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Liabilities in Excess of Other Assets – (0.7)%	(490,695)

TOTAL NET ASSETS – 100.0%	$67,924,215

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,800.

[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency			Unrealized
	Currency	Settlement	Amount	Value at	Value at	Appreciation
Sale Contracts	Exchange	Date	Sold	Settlement Date	March 31, 2016	(Depreciation)
Australian Dollars	AUD per USD	June 01, 2016	(977,898)	(696,668)	(747,445)	(50,777)
Australian Dollars	AUD per USD	September 09, 2016	(1,077,216)	(794,000)	(819,729)	(25,729)
British Pound	GBP per USD	June 01, 2016	(682,420)	(1,031,857)	(980,328)	51,529
British Pound	GBP per USD	September 09, 2016	(1,032,401)	(1,467,000)	(1,484,095)	(17,095)
Canadian Dollars	CAD per USD	June 01, 2016	(2,409,441)	(1,800,820)	(1,855,276)	(54,456)
Canadian Dollars	CAD per USD	September 09, 2016	(2,497,817)	(1,874,000)	(1,923,561)	(49,561)
Euro	EUR per USD	June 01, 2016	(92,476)	(98,585)	(105,438)	(6,853)
Euro	EUR per USD	July 11, 2016	(1,269,628)	(1,386,022)	(1,449,664)	(63,642)
Euro	EUR per USD	September 09, 2016	(429,865)	(475,200)	(491,809)	(16,609)
Japanese Yen	JPY per USD	June 01, 2016	(381,809,409)	(3,121,860)	(3,399,108)	(277,248)
Japanese Yen	JPY per USD	September 09, 2016	(62,798,669)	(553,400)	(561,035)	(7,635)
Swiss Franc	CHF per USD	July 11, 2016	(1,049,260)	(1,060,408)	(1,096,634)	(36,226)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(14,359,820)	$(14,914,122)	$(554,302)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen
CHF - Swiss Franc

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.8%
	COMMUNICATIONS – 3.9%
21,500	KDDI Corp.	$574,250

	CONSUMER DISCRETIONARY – 10.2%
4,200	Cie Financiere Richemont S.A.	277,569
28,900	Compass Group PLC	509,683
23,600	Marui Group Co., Ltd.	338,236
115,700	Samsonite International S.A.	387,784
		1,513,272
	CONSUMER STAPLES – 20.5%
12,800	Diageo PLC	345,874
161,500	Grupo Bimbo S.A.B. de C.V.*	477,381
6,100	Heineken N.V.	552,873
10,600	Mondelez International, Inc. - Class A	425,272
3,700	Nestle S.A.	276,461
5,500	Reckitt Benckiser Group PLC	531,596
9,700	Unilever N.V.	434,723
		3,044,180
	ENERGY – 6.3%
20,200	Cameco Corp.	259,265
5,000	Schlumberger Ltd.	368,750
6,700	TOTAL S.A.	305,419
		933,434
	FINANCIALS – 16.1%
39,800	Banco Bilbao Vizcaya Argentaria S.A.	264,579
13,000	Brookfield Asset Management, Inc. - Class A	452,117
31,200	DBS Group Holdings Ltd.	356,003
12,200	Erste Group Bank A.G.*	342,900
25,400	ORIX Corp.	362,341
181,000	Shinsei Bank Ltd.	236,412
23,700	UBS Group A.G.	381,773
		2,396,125
	HEALTH CARE – 7.7%
15,600	Daiichi Sankyo Co., Ltd.	346,875
5,300	Medtronic PLC	397,500
5,500	Novartis A.G.	398,658
		1,143,033
	INDUSTRIALS – 15.6%
19,000	Assa Abloy A.B. - Class B	374,931

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
24,500	Experian PLC	$438,065
25,400	Kubota Corp.	346,769
5,900	Nidec Corp.	403,713
9,800	Sensata Technologies Holding N.V.*	380,632
3,600	Siemens A.G.	381,589
		2,325,699
	MATERIALS – 5.1%
4,200	BASF S.E.	316,864
52,000	Toray Industries, Inc.	443,186
		760,050
	TECHNOLOGY – 7.5%
5,300	Accenture PLC - Class A	611,620
6,300	Dassault Systemes	499,885
		1,111,505
	UTILITIES – 4.9%
33,500	AES Corp.	395,300
23,900	National Grid PLC	338,849
		734,149
	TOTAL COMMON STOCKS (Cost $14,651,351)	14,535,697

	SHORT-TERM INVESTMENTS – 2.2%
327,336	Federated Prime Obligations Fund - Institutional Shares, 0.430%[1]	327,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $327,336)	327,336

	TOTAL INVESTMENTS – 100.0% (Cost $14,978,687)	14,863,033
	Liabilities in Excess of Other Assets – 0.0%	(6,453)

	TOTAL NET ASSETS – 100.0%	$14,856,580

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 38.1%
	CONSUMER DISCRETIONARY – 14.0%
$250,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	$243,750
123,743	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	112,651
246,867	Midas Intermediate Holdco II LLC 4.500%, 8/18/2021[1,2]	245,941
247,481	Nord Anglia Education Finance LLC 5.000%, 3/31/2021[1,2]	244,389
49,625	PetSmart, Inc. 4.250%, 3/11/2022[1,2]	49,499
99,500	TI Group Automotive Systems LLC 4.500%, 6/30/2022[1,2]	99,189
214,463	USAGM HoldCo LLC 4.750%, 7/28/2022[1,2]	208,029
		1,203,448
	CONSUMER STAPLES – 2.9%
246,875	NVA Holdings, Inc. 4.750%, 8/14/2021[1,2]	245,538

	FINANCIALS – 0.5%
39,700	Astro AB Borrower, Inc. 5.500%, 4/30/2022[1,2]	39,340

	HEALTH CARE – 5.2%
231,801	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	215,576
247,487	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2]	230,163
		445,739
	INDUSTRIALS – 3.7%
99,000	Dynacast International LLC 4.500%, 1/28/2022[1,2]	98,505
217,800	Hilex Poly Co. LLC 6.000%, 12/5/2021[1,2]	217,800
		316,305
	MATERIALS – 5.1%
247,499	Ineos U.S. Finance LLC 4.250%, 3/31/2022[1,2]	244,561
198,500	Royal Holdings, Inc. 4.500%, 6/20/2022[1,2]	193,166
		437,727

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	TECHNOLOGY – 6.7%
$123,432	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	$110,471
109,725	Blue Coat Systems, Inc. 4.500%, 5/20/2022[1,2]	108,285
24,875	Informatica Corp. 4.500%, 8/5/2022[1,2]	24,471
237,187	Presidio, Inc. 5.250%, 2/2/2022[1,2]	233,333
99,250	ViaWest, Inc. 4.500%, 3/30/2022[1,2]	98,134
		574,694
	TOTAL BANK LOANS (Cost $3,346,007)	3,262,791

	CORPORATE BONDS – 58.3%
	COMMUNICATIONS – 9.5%
93,000	AT&T, Inc. 5.650%, 2/15/2047[1]	102,646
117,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	123,142
98,000	DISH DBS Corp. 5.875%, 7/15/2022	92,855
65,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	67,275
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	83,300
87,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	88,349
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	69,188
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	64,195
	T-Mobile USA, Inc.
65,000	6.250%, 4/1/2021[1]	68,237
52,000	6.000%, 4/15/2024[1]	52,650
		811,837
	CONSUMER DISCRETIONARY – 15.4%
99,000	Allegiant Travel Co. 5.500%, 7/15/2019	101,722
104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	100,880
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[1]	85,200

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$17,000	Dana Holding Corp. 6.750%, 2/15/2021[1]	$17,468
100,000	General Motors Co. 6.750%, 4/1/2046[1]	113,677
75,000	Goodyear Tire & Rubber Co. 5.125%, 11/15/2023[1]	76,687
100,000	Griffon Corp. 5.250%, 3/1/2022[1]	99,750
65,000	Hertz Corp. 6.250%, 10/15/2022[1]	65,000
30,000	Isle of Capri Casinos, Inc. 5.875%, 3/15/2021[1]	30,900
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	84,400
86,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	85,570
65,000	PHH Corp. 7.375%, 9/1/2019	63,050
20,000	Pinnacle Entertainment, Inc. 7.500%, 4/15/2021[1]	20,800
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	83,000
88,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	81,400
100,000	Scientific Games International, Inc. 6.250%, 9/1/2020[1]	60,000
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	39,035
50,000	U.S. Airways Group, Inc. 6.125%, 6/1/2018	52,125
51,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1]	54,315
		1,314,979
	CONSUMER STAPLES – 2.6%
85,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/2026[1]	89,387
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	69,870
55,000	Spectrum Brands, Inc. 6.625%, 11/15/2022[1]	59,468
		218,725

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 6.0%
$50,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$45,375
60,000	Bristow Group, Inc. 6.250%, 10/15/2022[1]	41,400
51,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[1]	36,210
63,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	62,843
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	36,000
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	88,008
70,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	70,980
42,000	Halliburton Co. 3.800%, 11/15/2025[1]	42,065
90,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[1,3]	95,062
		517,943
	FINANCIALS – 14.2%
	Air Lease Corp.
50,000	2.125%, 1/15/2018	49,500
25,000	3.750%, 2/1/2022[1]	24,890
110,000	Aircastle Ltd. 5.500%, 2/15/2022[3]	114,743
100,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	97,875
100,000	CBRE Services, Inc. 5.000%, 3/15/2023[1]	102,272
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	71,738
50,000	Corrections Corp. of America 5.000%, 10/15/2022[1]	52,125
55,000	DDR Corp. 3.375%, 5/15/2023[1]	53,405
75,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[1]	78,563
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	74,725
75,000	Morgan Stanley 4.875%, 11/1/2022	81,258
108,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	95,850

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$100,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	$90,000
90,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	98,775
130,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[1]	127,709
		1,213,428
	HEALTH CARE – 3.1%
75,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[1]	75,750
50,000	ExamWorks Group, Inc. 5.625%, 4/15/2023[1]	51,000
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	82,053
65,000	Mallinckrodt International Finance S.A. 4.750%, 4/15/2023[3]	53,300
		262,103
	INDUSTRIALS – 1.9%
62,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	60,915
100,000	Orbital ATK, Inc. 5.250%, 10/1/2021[1]	103,750
		164,665
	MATERIALS – 3.6%
70,000	Huntsman International LLC 4.875%, 11/15/2020[1]	69,300
100,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	99,625
137,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 4/15/2019[1]	139,398
		308,323
	TECHNOLOGY – 1.6%
52,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	53,950
80,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1]	86,800
		140,750
	UTILITIES – 0.4%
39,000	Calpine Corp. 5.375%, 1/15/2023[1]	37,806

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

		Value

	CORPORATE BONDS (Continued)
	TOTAL CORPORATE BONDS (Cost $5,126,795)	$4,990,559

Number of Shares

	SHORT-TERM INVESTMENTS – 1.0%
86,185	Federated Prime Obligations Fund - Institutional Shares, 0.430%[4]	86,185

	TOTAL SHORT-TERM INVESTMENTS (Cost $86,185)	86,185

	TOTAL INVESTMENTS – 97.4% (Cost $8,558,987)	8,339,535
	Other Assets in Excess of Liabilities – 2.6%	221,095

	TOTAL NET ASSETS – 100.0%	$8,560,630

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	CONSUMER DISCRETIONARY – 10.9%
2,740	1-800-Flowers.com, Inc. - Class A*	$21,591
1,208	Bravo Brio Restaurant Group, Inc.*	9,362
345	Carter's, Inc.	36,356
520	DSW, Inc. - Class A	14,373
470	Jarden Corp.*	27,706
294	John Wiley & Sons, Inc. - Class A	14,374
718	Metaldyne Performance Group, Inc.	12,070
1,312	Pier 1 Imports, Inc.	9,197
480	Popeyes Louisiana Kitchen, Inc.*	24,989
930	World Wrestling Entertainment, Inc. - Class A	16,424
		186,442
	CONSUMER STAPLES – 2.6%
865	Chefs' Warehouse, Inc.*	17,551
280	Herbalife Ltd.*1	17,237
247	Nu Skin Enterprises, Inc. - Class A	9,447
		44,235
	ENERGY – 1.9%
1,830	Ardmore Shipping Corp.[1]	15,463
371	Oceaneering International, Inc.	12,332
1,210	Ring Energy, Inc.*	6,111
		33,906
	FINANCIALS – 18.9%
860	American Equity Investment Life Holding Co.	14,448
1,190	Bancorp, Inc.*	6,807
510	Berkshire Hills Bancorp, Inc.	13,714
318	Cardinal Financial Corp.	6,471
215	Columbia Banking System, Inc.	6,433
1,155	Customers Bancorp, Inc.*	27,293
675	Fidelity & Guaranty Life	17,712
681	First Financial Bancorp	12,381
294	First Foundation, Inc.*	6,594
585	Great Western Bancorp, Inc.	15,953
1,560	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	29,983
1,190	National Bank Holdings Corp. - Class A	24,264
406	Opus Bank	13,804
367	PacWest Bancorp	13,634
528	PrivateBancorp, Inc.	20,381
627	QTS Realty Trust, Inc. - Class A - REIT	29,707
704	Solar Capital Ltd.	12,165
705	STAG Industrial, Inc. - REIT	14,354

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,090	Stonegate Mortgage Corp.*	$6,257
736	Talmer Bancorp, Inc.	13,314
93	Texas Capital Bancshares, Inc.*	3,569
914	Umpqua Holdings Corp.	14,496
		323,734
	HEALTH CARE – 14.1%
555	Amsurg Corp.*	41,403
158	Charles River Laboratories International, Inc.*	11,999
139	Chemed Corp.	18,828
1,112	Cross Country Healthcare, Inc.*	12,933
243	Cynosure, Inc. - Class A*	10,721
371	MEDNAX, Inc.*	23,974
1,380	Merit Medical Systems, Inc.*	25,516
510	PAREXEL International Corp.*	31,992
351	Prestige Brands Holdings, Inc.*	18,740
590	Providence Service Corp.*	30,131
870	Quidel Corp.*	15,016
		241,253
	INDUSTRIALS – 21.5%
580	AerCap Holdings N.V.*1	22,481
251	Albany International Corp. - Class A	9,435
524	Altra Industrial Motion Corp.	14,557
241	American Science & Engineering, Inc.	6,673
670	ArcBest Corp.	14,465
222	AZZ, Inc.	12,565
540	Barnes Group, Inc.	18,916
920	CAI International, Inc.*	8,887
2,010	Capital Product Partners LP1	6,352
1,175	Casella Waste Systems, Inc. - Class A*	7,872
786	Columbus McKinnon Corp.	12,387
2,460	Commercial Vehicle Group, Inc.*	6,519
1,090	DigitalGlobe, Inc.*	18,857
350	Dycom Industries, Inc.*	22,634
237	Genesee & Wyoming, Inc. - Class A*	14,860
2,460	InnerWorkings, Inc.*	19,557
402	Itron, Inc.*	16,771
480	Matthews International Corp.	24,706
1,005	On Assignment, Inc.*	37,105
300	Orbital ATK, Inc.	26,082
360	Titan Machinery, Inc.*	4,162
1,900	Wabash National Corp.*	25,080

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
219	Wabtec Corp.	$17,365
		368,288
	MATERIALS – 2.3%
950	Alamos Gold, Inc.[1]	5,026
651	Kraton Performance Polymers, Inc.*	11,262
815	Multi Packaging Solutions International Ltd.*1	13,227
200	Silgan Holdings, Inc.	10,634
		40,149
	TECHNOLOGY – 20.4%
633	ACI Worldwide, Inc.*	13,160
480	Advanced Energy Industries, Inc.*	16,699
560	Aspen Technology, Inc.*	20,233
375	Belden, Inc.	23,017
485	Benchmark Electronics, Inc.*	11,179
930	Bottomline Technologies, Inc.*	28,356
143	CalAmp Corp.*	2,564
680	Electronics For Imaging, Inc.*	28,825
455	Euronet Worldwide, Inc.*	33,720
130	Gartner, Inc.*	11,616
1,245	GSI Group, Inc.*1	17,629
361	Insight Enterprises, Inc.*	10,339
925	Knowles Corp.*	12,192
520	Liquidity Services, Inc.*	2,694
83	MarketAxess Holdings, Inc.	10,361
804	Mercury Systems, Inc.*	16,321
750	Microsemi Corp.*	28,732
376	Rogers Corp.*	22,511
468	Rovi Corp.*	9,599
1,106	Ruckus Wireless, Inc.*	10,850
782	SP Plus Corp.*	18,815
		349,412
	UTILITIES – 3.9%
280	AGL Resources, Inc.	18,239
445	ALLETE, Inc.	24,951
716	Empire District Electric Co.	23,664
		66,854
	TOTAL COMMON STOCKS (Cost $1,706,295)	1,654,273

	EXCHANGE-TRADED FUNDS – 2.3%
205	iShares Russell 2000 ETF	22,677

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
177	iShares Russell 2000 Value ETF	$16,499

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,533)	39,176

	SHORT-TERM INVESTMENTS – 4.9%
83,562	Federated Prime Obligations Fund - Institutional Shares, 0.430%[2]	83,562

	TOTAL SHORT-TERM INVESTMENTS (Cost $83,562)	83,562

	TOTAL INVESTMENTS – 103.7% (Cost $1,830,390)	1,777,011
	Liabilities in Excess of Other Assets – (3.7)%	(63,984)

	TOTAL NET ASSETS – 100.0%	$1,713,027

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”) and Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund and the Small Cap Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Small Cap Equity Fund
Cost of investments	$66,683,152	$15,277,468	$8,558,987	$1,830,633

Gross unrealized appreciation	$6,306,931	$551,259	$63,609	$80,690
Gross unrealized depreciation	(4,575,173)	(965,694)	(283,061)	(134,312)

Net unrealized appreciation (depreciation) on investments	$1,731,758	$(414,435)	$(219,452)	$(53,622)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$59,560,122	$-	$-	$59,560,122
Corporate Bonds[2]	-	19,800	-	19,800
Short-Term Investments	8,834,988	-	-	8,834,988
Total Investments	$68,395,110	$19,800	$-	$68,414,910
Other Financial Instruments[3]
Forward Contracts	$51,529	$-	$-	$51,529
Total Assets	$68,446,639	$19,800	$-	$68,466,439

Liabilities
Other Financial Instruments[3]
Forward Contracts	$605,831	$-	$-	$605,831
Total Liabilities	$605,831	$-	$-	$605,831

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$14,535,697	$-	$-	$14,535,697
Short-Term Investments	327,336	-	-	327,336
Total Assets	$14,863,033	$-	$-	$14,863,033

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$3,262,791	$-	$3,262,791
Corporate Bonds[2]	-	4,990,559	-	4,990,559
Short-Term Investments	86,185	-	-	86,185
Total Assets	$86,185	$8,253,350	$-	$8,339,535

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,654,273	$-	$-	$1,654,273
Exchange-Traded Funds	39,176	-	-	39,176
Short-Term Investments	83,562	-	-	83,562
Total Assets	$1,777,011	$-	$-	$1,777,011

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2015, Saul Global Opportunities Fund and International Equity Fund held Level 2 securities as a result of certain foreign markets being closed. At March 31, 2016, those particular foreign markets were open resulting in $16,036,163 and $5,089,360, respectively, transferring out of Level 2 into Level 1.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	06/03/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	06/03/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	06/03/16